Fees and Expenses	Feb. 27, 2026
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Expense Narrative [Text Block]

2. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectuses for Limited Term Tax-Exempt Bond of America are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none
Other expenses	0.08	0.08	0.08	0.16	0.15	0.04
Total annual fund operating expenses	0.60	1.30	0.55	0.63	0.37	0.26
[2]	Restated to reflect current fees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$310	$232	$305	$64	$38	$27		1 year	$132
3 years	437	412	422	202	119	84		3 years	412
5 years	576	713	550	351	208	146		5 years	713
10 years	981	1,375	922	786	468	331		10 years	1,375

Expense Example, No Redemption, By Year, Caption [Text]	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]
Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$310	$232	$305	$64	$38	$27		1 year	$132
3 years	437	412	422	202	119	84		3 years	412
5 years	576	713	550	351	208	146		5 years	713
10 years	981	1,375	922	786	468	331		10 years	1,375

Expense Example Closing [Text Block]	Keep this supplement with your summary and statutory prospectuses.
The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Expense Narrative [Text Block]

3. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section of the summary and statutory prospectuses for The Tax-Exempt Bond Fund of America are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees[2]	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none
Other expenses	0.07	0.07	0.07	0.15	0.15	0.04
Total annual fund operating expenses	0.55	1.30	0.55	0.63	0.38	0.27
[2]	Restated to reflect current fees.

Expense Example, With Redemption [Table]
Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$429	$232	$305	$64	$39	$28		1 year	$132
3 years	545	412	422	202	122	87		3 years	412
5 years	671	713	550	351	213	152		5 years	713
10 years	1,038	1,361	922	786	480	343		10 years	1,361

Expense Example, No Redemption, By Year, Caption [Text]	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]
Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$429	$232	$305	$64	$39	$28		1 year	$132
3 years	545	412	422	202	122	87		3 years	412
5 years	671	713	550	351	213	152		5 years	713
10 years	1,038	1,361	922	786	480	343		10 years	1,361

Expense Example Closing [Text Block]	Keep this supplement with your summary and statutory prospectuses.
American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus [Line Items]
Expense Narrative [Text Block]

4. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section of the summary and statutory prospectuses for American High-Income Municipal Bond Fund are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees[1]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none
Other expenses	0.09	0.09	0.09	0.16	0.15	0.04
Total annual fund operating expenses	0.67	1.37	0.62	0.69	0.43	0.32
[1]	Restated to reflect current fees.

Expense Example, With Redemption [Table]
Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$ 441	$239	$312	$70	$44	$33		1 year	$139
3 years	581	434	444	221	138	103		3 years	434
5 years	734	750	587	384	241	180		5 years	750
10 years	1,178	1,454	1,005	859	542	406		10 years	1,454

Expense Example, No Redemption, By Year, Caption [Text]	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]
Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$ 441	$239	$312	$70	$44	$33		1 year	$139
3 years	581	434	444	221	138	103		3 years	434
5 years	734	750	587	384	241	180		5 years	750
10 years	1,178	1,454	1,005	859	542	406		10 years	1,454

Expense Example Closing [Text Block]	Keep this supplement with your summary and statutory prospectuses.
The Tax-Exempt Fund of California® (Class A, C, T, F1, F2, F3) | Tax-Exempt Fund of California
Prospectus [Line Items]
Expense Narrative [Text Block]

5. The “Annual fund operating expenses” table in the “Fees and expenses of the fund” section of the summary and statutory prospectuses for The Tax-Exempt Fund of California are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none
Other expenses	0.06	0.06	0.04	0.16	0.15	0.04
Total annual fund operating expenses	0.56	1.31	0.54	0.66	0.40	0.29
[1]	Restated to reflect current fees.

Expense Example Closing [Text Block]	Keep this supplement with your summary and statutory prospectuses.
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus [Line Items]
Expense Narrative [Text Block]

6. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section of the summary and statutory prospectuses for American Funds Tax-Exempt Fund of New York are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none
Other expenses	0.13	0.13	0.13	0.24	0.22	0.10
Total annual fund operating expenses	0.63	1.38	0.63	0.74	0.47	0.35
Expense reimbursement[3]	0.05	0.05	0.05	0.05	0.05	0.05
Total annual fund operating expenses after expense reimbursement and fee waiver	0.58	1.33	0.58	0.69	0.42	0.30
[2]	Restated to reflect current fees.
[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 1, 2026. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Expense Example, With Redemption [Table]
Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$432	$235	$308	$70	$43	$31		1 year	$135
3 years	564	432	442	232	146	107		3 years	432
5 years	708	750	588	407	258	191		5 years	750
10 years	1,127	1,448	1,012	914	587	438		10 years	1,448

Expense Example, No Redemption, By Year, Caption [Text]	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]
Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$432	$235	$308	$70	$43	$31		1 year	$135
3 years	564	432	442	232	146	107		3 years	432
5 years	708	750	588	407	258	191		5 years	750
10 years	1,127	1,448	1,012	914	587	438		10 years	1,448

Limited Term Tax-Exempt Bond Fund of America® (Class R6) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Expense Narrative [Text Block]

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section for Limited Term Tax-Exempt Bond Fund of America are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	R-6
Management fees*	0.22%
Distribution and/or service (12b-1) fees	none
Other expenses	0.04
Total annual fund operating expenses	0.26

*Restated to reflect current fees.

Expense Example, With Redemption [Table]
Share class	1 year	3 years	5 years	10 years
R-6	$27	$84	$146	$331

Expense Example Closing [Text Block]	Keep this supplement with your prospectus.
The Tax-Exempt Bond Fund of America® (Class R6) | TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Expense Narrative [Text Block]

2. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section for The Tax-Exempt Bond Fund of America are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	R-6
Management fees*	0.23%
Distribution and/or service (12b-1) fees	none
Other expenses	0.04
Total annual fund operating expenses	0.27

*	Restated to reflect current fees.

Expense Example, With Redemption [Table]
Share class	1 year	3 years	5 years	10 years
R-6	$28	$87	$152	$343

Expense Example Closing [Text Block]	Keep this supplement with your prospectus.
American High-Income Municipal Bond Fund® (Class R6) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus [Line Items]
Expense Narrative [Text Block]

3. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section for American High-Income Municipal Bond Fund are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	R-6
Management fees*	0.28%
Distribution and/or service (12b-1) fees	none
Other expenses	0.04
Total annual fund operating expenses	0.32

*	Restated to reflect current fees.

Expense Example, With Redemption [Table]
Share class	1 year	3 years	5 years	10 years
R-6	$33	$103	$180	$406

Expense Example Closing [Text Block]	Keep this supplement with your prospectus.